Transactions with Parties-in-Interest	12 Months Ended
Dec. 31, 2025
Community Financial System, Inc. 401(k) Employee Stock Ownership Plan
Transactions with Parties-in-Interest
Transactions with Parties-in-Interest
E.	Transactions with Parties-in-Interest

The assets of the Plan are administered by BPAS, a wholly-owned subsidiary of Community Financial System, Inc. The Company paid BPAS approximately $1,550,000 and $1,453,000 for record keeping, trustee, and other services in 2025 and 2024, respectively.

The Plan held 1,451,117 and 1,423,094 shares of the Plan sponsor’s common stock at December 31, 2025 and 2024, respectively. The cost of these shares at December 31, 2025 and 2024 is $71,398,164 and $67,617,950, respectively, and their fair value at December 31, 2025 and 2024 is $83,352,180 and $87,776,467, respectively. Dividends received on the investment in Community Financial System, Inc. common stock amounted to $2,610,028 and $2,639,309 in 2025 and 2024, respectively. The Plan sold 346,676 and 432,059 shares of Community Financial System, Inc. common stock during 2025 and 2024, respectively, and purchased 374,699 and 366,107 shares of Community Financial System, Inc. common stock during 2025 and 2024, respectively.

The Company has investments in the HB&T MetLife Stable Value Fund R0 administered by Hand Benefits and Trust Company. Hand Benefits and Trust Company is a wholly-owned subsidiary of BPAS. The contract value at December 31, 2025 and 2024 is $30,906,317 and $32,408,933, respectively.